Interests in Subsidiaries	12 Months Ended
Dec. 31, 2024
Interests in Subsidiaries [Abstract]
Interests in Subsidiaries

Note 29. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiary in accordance with the accounting policy described in note 2:

		Ownership interest
		2023	2022
Name	Principal place of business / Country of incorporation	%	%

Mobilicom Ltd (“Mobilicom Israel”)	Israel	100.00%	100.00%
Mobilicom Inc (*)	United States	100.00%	100.00%

(*)	Incorporated on December 28, 2022, in Delaware.